Long-term receivables, investments and other	12 Months Ended
Dec. 31, 2024
Long-term receivables, investments and other [Abstract]
Long-term receivables, investments and other
11.

Long-term receivables, investments and other
2024 2023
Derivatives [note 26] 103 28,467
Investment tax credits 96,199 95,940
Amounts receivable related to tax dispute [note 21]
(a)
209,125 209,125
Product loan
(b)
288,294 288,294
Other 3,268 2,108
596,989 623,934
Less current portion (1,093) (10,161)
Net $ 595,896 $ 613,773
(a)

Cameco was required to remit or otherwise secure 50% of the cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed, in relation to its dispute with Canada Revenue Agency (CRA). In light of our view of the likely outcome of the case, Cameco expects to recover the amounts remitted to CRA, including cash taxes, interest and penalties paid.
(b)

Cameco loaned
5,400,000

pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano is obligated to repay the Company in kind with uranium concentrate no later than December 31, 2028 . As at December 31,
2024, 3,000,000

pounds have been returned as repayment on this loan (December 31, 2023 -
3,000,000

pounds).
Cameco also loaned Orano 1,148,200

kgU of conversion supply and an additional
1,200,000

pounds of uranium concentrate
over the period 2022 to 2024. Repayment to Cameco is to be made in kind with U
3
O
8

quantities drawn being repaid by
December 31, 2027

and quantities of UF
6

drawn by
December 31, 2035 .
As at December 31, 2024, 3,600,000

pounds of U
3
O
8

(December 31, 2023 -
3,600,000

pounds) and
1,148,200

kgU of UF
6
conversion supply (December 31, 2023 - 1,148,200

kgU) were drawn on the loans and are recorded at Cameco’s weighted average cost of inventory.